CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2016		$ 4,000	$ 302,002	$ (259)	$ (340,469)	$ (34,726)
Beginning Balance, Shares at Dec. 31, 2016	1	4,000,000
Issuance of common stock in connection with sales made under private offerings		$ 250	249,850			250,100
Issuance of common stock in connection with sales made under private offerings, Shares		250,100
Issuance of common stock in exchange for consulting, professional and other services		$ 3	3,164			3,167
Issuance of common stock in exchange for consulting, professional and other services, Shares		3,167
Issuance of common stock in connection with property and equipment acquired from a related party		$ 177	179,223			179,400
Issuance of common stock in connection with property and equipment acquired from a related party, Shares		176,332
Stock based compensation			363,443			363,443
Adjustment for change in foreign currency translation				1,486		1,486
Net income (loss)					(437,635)	(437,635)
Ending Balance at Dec. 31, 2017		$ 4,430	1,097,682	1,227	(778,104)	325,235
Ending Balance, Shares at Dec. 31, 2017	1	4,429,599
Issuance of common stock in connection with sales made under private offerings		$ 5	4,995			5,000
Issuance of common stock in connection with sales made under private offerings, Shares		5,000
Issuance of common stock in exchange for consulting, professional and other services		$ 200	124,800			125,000
Issuance of common stock in exchange for consulting, professional and other services, Shares		200,000
Stock based compensation			204,319			204,319
Adjustment for change in foreign currency translation				9,455		9,455
Net income (loss)					(401,765)	(401,765)
Ending Balance at Dec. 31, 2018		$ 4,635	1,431,796	10,682	(1,179,869)	267,244
Ending Balance, Shares at Dec. 31, 2018	1	4,634,599
Issuance of common stock in connection with sales made under private offerings		$ 250	149,750			150,000
Issuance of common stock in connection with sales made under private offerings, Shares		250,333
Issuance of common stock in exchange for consulting, professional and other services		$ 5	4,995			5,000
Issuance of common stock in exchange for consulting, professional and other services, Shares		5,492
Stock based compensation			116,095			116,095
Adjustment for change in foreign currency translation				5,716		5,716
Net income (loss)					(312,328)	(312,328)
Ending Balance at Dec. 31, 2019		$ 4,890	$ 1,702,636	$ 16,398	$ (1,492,197)	$ 231,727
Ending Balance, Shares at Dec. 31, 2019	1	4,890,424